Shareholder Fees {- Fidelity Corporate Bond Fund}	Oct. 30, 2020 USD ($)
08.31 Fidelity Corporate Bond Fund Retail PRO-05 | Fidelity Corporate Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none